INCOME TAX EXPENSES (Schedule of Taxes on Income Included in Income Statements) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
For the reported year:
Current	₪ 3		₪ 6		₪ 44
Deferred, see (c) above	4		17		(4)
In respect of previous year:
Current	(7)		(15)		(10)
Deferred, see (c) above			(1)		(9)
Income tax expenses		[1],[2]	₪ 7	[3]	₪ 21	[3]

[1]	Representing an amount of less than NIS 1 million.
[2]	See Note 2 regarding the adoption of IFRS 16 - Leases.
[3]	See Note 2(o) regarding the adoption of IFRS16, Leases. For 2019 the impact of the adoption of IFRS 16 was an increase of NIS 141 million in the cellular segment Adjusted EBITDA and an increase of NIS 16 million in the fixed-line segment Adjusted EBITDA.